Derivatives and Fair Value Measurements (Details 2) AUD in Millions, $ in Millions		Dec. 31, 2014 USD ($) [1]	Dec. 31, 2014 AUD	Dec. 31, 2013 USD ($)	Nov. 30, 2012 AUD
Foreign currency forward contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | AUD			AUD 3,191.1
Gross amounts of recognized assets/liabilities
Derivative [Line Items]
Derivative asset, current				$ 8.7
Derivative asset, noncurrent				3.0
Derivative liability, current				215.8
Derivative liability, noncurrent				264.1
Gross amounts of recognized assets/liabilities | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative asset, current				8.7
Derivative asset, noncurrent				2.8
Derivative liability, current				3.9
Derivative liability, noncurrent				2.5
Gross amounts of recognized assets/liabilities | Foreign currency forward contracts [Member]
Derivative [Line Items]
Derivative asset, current				0.0
Derivative asset, noncurrent				0.2
Derivative liability, current				211.9
Derivative liability, noncurrent				261.6
Gross amounts offset in the consolidated balance sheet
Derivative [Line Items]
Derivative asset, current				(2.3)
Derivative asset, noncurrent				(1.1)
Derivative liability, current				(1.9)
Derivative liability, noncurrent				(1.5)
Gross amounts offset in the consolidated balance sheet | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative asset, current				(2.3)
Derivative asset, noncurrent				(0.9)
Derivative liability, current				(1.9)
Derivative liability, noncurrent				(1.3)
Gross amounts offset in the consolidated balance sheet | Foreign currency forward contracts [Member]
Derivative [Line Items]
Derivative asset, current				0.0
Derivative asset, noncurrent				(0.2)
Derivative liability, current				0.0
Derivative liability, noncurrent				(0.2)
Net amounts presented in the consolidated balance sheet
Derivative [Line Items]
Derivative asset, current				6.4
Derivative asset, noncurrent				1.9
Derivative liability, current		$ 341.1		213.9
Derivative liability, noncurrent		236.0		262.6
Net amounts presented in the consolidated balance sheet | Commodity swap contracts [Member]
Derivative [Line Items]
Derivative asset, current				6.4
Derivative asset, noncurrent				1.9
Derivative liability, current		100.1		2.0
Derivative liability, noncurrent		67.0		1.2
Net amounts presented in the consolidated balance sheet | Foreign currency forward contracts [Member]
Derivative [Line Items]
Derivative asset, current				0.0
Derivative asset, noncurrent				0.0
Derivative liability, current		241.0		211.9
Derivative liability, noncurrent		$ 169.0		261.4
Derivatives not offset in the consolidated balance sheet
Derivative [Line Items]
Derivative asset, current	[2]			(5.0)
Derivative asset, noncurrent	[2]			(1.3)
Derivative liability, current	[3]			(5.4)
Derivative liability, noncurrent	[3]			(0.9)
Net amount of derivatives not offset
Derivative [Line Items]
Derivative asset, current				1.4
Derivative asset, noncurrent				0.6
Derivative liability, current				208.5
Derivative liability, noncurrent				$ 261.7
Previously monetized hedge contracts [Member] | Foreign currency forward contracts [Member]
Derivative [Line Items]
Derivative, Notional Amount | AUD					AUD 1,900.0

[1]	All commodity swap contracts and foreign currency forward contracts were in a liability position as of December 31, 2014.
[2]	Adjustments relate to the further netting of derivative contracts with a common counterparty across the Company's foreign currency, diesel fuel and explosives hedging strategy derivative contract portfolios that would be contractually enforceable in the event of default.
[3]	Adjustments relate to the further netting of derivative contracts with a common counterparty across the Company's foreign currency, diesel fuel and explosives hedging strategy derivative contract portfolios that would be contractually enforceable in the event of default.